Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Financial Assets and Liabilities

The following table shows the carrying amounts and fair values of financial assets and financial liabilities.

		Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of December 31, 2025		Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
		$ in thousands
Financial assets
Non-current financial assets	(i)		5,088	5,088	5,088	-	-	-
Trade receivables	(i)	-	14,398	14,398	14,398	-	-	-
Subsidies receivables	(i)	-	7,800	7,800	7,800	-	-	-
Current financial assets	(i)	234	146,897	147,130	147,130	-	-	234
Cash and cash equivalents		61,533	-	61,533	61,533	61,533	-	-
Total financial assets		61,767	174,183	235,949	235,949	61,533	-	234

Financial liabilities
Non-current derivative instruments (EIB warrants)		22,059	-	22,059	22,059	-	-	22,059
Other non-current financial liabilities		-	51,953	51,953	52,521	-	-	-
Current financial liabilities	(i)	-	10,460	10,460	10,460	-	-	-
Trade payables	(i)	-	17,277	17,277	17,277	-	-	-
Other current liabilities	(i)	168	12,174	12,342	12,342	-	-	168
Total financial liabilities		22,227	91,865	114,092	114,660	-	-	22,227

(i) As of December 31, 2025, the carrying amount of these assets and liabilities on the statement of consolidated financial position is a reasonable approximation of their fair value.

	Accounting category		Book value on the statement of financial position	Fair Value	Fair Value Hierarchy
As of December 31, 2024	Fair value through profit and loss	Amortized cost			Level 1	Level 2	Level 3
	$ in thousands
Financial assets
Non-current financial assets	4,556	2,965	7,521	7,521	4,556	-	-
Trade receivables	-	6,714	6,714	6,714	-	-	-
Subsidies receivables	-	14,521	14,521	14,521	-	-	-
Current financial assets	117,055	-	117,055	117,055	117,055	-	-
Cash and cash equivalents	143,251	-	143,251	143,251	143,251	-	-
Total financial assets	264,862	24,199	289,061	289,061	264,862	-	-

Financial liabilities
Non-current derivative instruments (EIB warrants)	6,010	-	6,010	6,010	-	-	6,010
Other non-current financial liabilities	-	44,871	44,871	45,038	-	-	45,038
Current financial liabilities	-	16,134	16,134	16,141	-	-	16,141
Trade payables	-	18,664	18,664	18,664	-	-	-
Other current liabilities	-	10,097	10,097	10,097	-	-	-
Total financial liabilities	6,010	132,397	138,408	138,581	-	-	67,189

Summary of Cash, Cash Equivalents and Current Financial Assets Denominated in US Dollars Affected Profit or Loss and Equity	cash, cash equivalents and current financial assets denominated in US dollars and affected profit or loss and equity by the amounts shown below.

	Profit (loss)		Equity, net of tax
Effect in thousands of USD	Strengthening	Weakening	Strengthening	Weakening

USD (10% movement)
Cash and cash equivalents	2,848	(2,848)	-	-
Current financial assets	13,354	(13,354)	-	-
Total cash, cash equivent and current financial assets	16,202	(16,202)	-	-

Schedule of derivative instruments put and call options

As of December 31, 2024 and December 31, 2025 we held derivative instruments consisting in a a combination of put and call options to hedge some of our foreign currency exchange risk. These instruments have the following features:

				Fair value as of December 31,
Maturity date	Instrument	Notional amount USD	Exercise price	2024	2025
		($, in thousands)		($, in thousands)
May 13, 2025	Call options	3,000	1.1000	8	-
May 13, 2025	Put options	5,000	1.0650	(153)	-
July 11, 2025	Call options	3,000	1.1000	15	-
July 11, 2025	Put options	5,000	1.0650	(157)	-
February 25, 2026	Call options	5,000	1.1695	-	56
February 25, 2026	Put options	10,000	1.1640	-	(44)
May 15, 2026	Call options	4,500	1.1550	-	82
May 15, 2026	Put options	9,000	1.1320	-	(21)
May 26, 2026	Call options	5,000	1.1695	-	95
May 26, 2026	Put options	10,000	1.1640	-	(83)